UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch International Index Fund of Merrill Lynch Index
              Funds, Inc. Master International Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments

Merrill Lynch International Index Fund
Schedule of Investments as of March 31, 2006

                             Beneficial
                               Interest      Mutual Funds                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                          $ 155,807,463      Master International Index Series                                         $287,175,709
------------------------------------------------------------------------------------------------------------------------------------
                                             Total Investments (Cost - $215,497,488) - 100.1%                           287,175,709

                                             Liabilities in Excess of Other Assets - (0.1%)                                (185,329)
                                                                                                                       ------------
                                             Net Assets - 100.0%                                                       $286,990,380
                                                                                                                       ============

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 4.5%    Airlines - 0.0%                              32,456     Qantas Airways Ltd.                       $      81,925
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                             44,280     Coca-Cola Amatil Ltd.                           228,278
                                                                 80,611     Foster's Group Ltd.                             305,216
                                                                    368     Lion Nathan Ltd.                                  2,128
                                                                                                                      -------------
                                                                                                                            535,622
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                         11,109     CSL Ltd.                                        433,292
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                       15,187     Macquarie Bank Ltd.                             700,424
                                                                     44     Perpetual Trustees Australia Ltd.                 2,133
                                                                                                                      -------------
                                                                                                                            702,557
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                             14,098     Orica Ltd.                                      233,119
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                      97,183     Australia & New Zealand Banking Group
                                                                            Ltd.                                          1,836,348
                                                                 59,815     Commonwealth Bank of Australia                1,932,089
                                                                 91,997     National Australia Bank Ltd.                  2,473,055
                                                                 94,842     Westpac Banking Corp.                         1,610,873
                                                                                                                      -------------
                                                                                                                          7,852,365
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%        69,201     Brambles Industries Ltd.                        530,444
                                                                     85     Downer EDI Ltd.                                     540
                                                                                                                      -------------
                                                                                                                            530,984
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%             7,186     Leighton Holdings Ltd.                           90,950
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                19,044     Boral Ltd.                                      121,127
                                                                 36,104     CSR Ltd.                                        114,818
                                                                  4,369     James Hardie Industries NV                       29,533
                                                                 44,474     Rinker Group Ltd.                               629,485
                                                                                                                      -------------
                                                                                                                            894,963
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                39,653     Amcor Ltd.                                      209,231
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                          60,866     Pacific Brands Ltd.                             103,727
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         1,160     Australian Stock Exchange Ltd.                   27,047
                                                                 16,697     Babcock & Brown Ltd.                            220,257
                                                                 21,801     Challenger Financial Services Group Ltd.         54,408
                                                                 15,237     SFE Corp. Ltd.                                  177,203
                                                                 21,722     Suncorp-Metway Ltd.                             301,103
                                                                                                                      -------------
                                                                                                                            780,018
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               134,272     Telstra Corp. Ltd.                              358,077
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.2%              56,076     Coles Myer Ltd.                                 427,838
                                                                 53,181     Woolworths Ltd.                                 714,045
                                                                                                                      -------------
                                                                                                                          1,141,883
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            496     Futuris Corp. Ltd.                                  799
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%       6,909     Ansell Ltd.                                      57,147
                                                                    114     Cochlear Ltd.                                     4,320
                                                                                                                      -------------
                                                                                                                             61,467
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          54     DCA Group Ltd.                            $         141
                                                                 37,816     Mayne Group Ltd.                                 92,758
                                                                  2,198     Sonic Healthcare Ltd.                            24,606
                                                                                                                      -------------
                                                                                                                            117,505
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%          4,894     Aristocrat Leisure Ltd.                          48,087
                                                                 22,611     TABCORP Holdings Ltd.                           249,419
                                                                 13,633     UNiTAB Ltd.                                     147,759
                                                                                                                      -------------
                                                                                                                            445,265
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           10,802     Computershare Ltd.                               56,689
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%              20,276     Wesfarmers Ltd.                                 504,287
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                             73,419     AMP Ltd.                                        454,409
                                                                 42,104     AXA Asia Pacific Holdings Ltd.                  174,129
                                                                 92,235     Insurance Australia Group Ltd.                  359,751
                                                                 27,641     QBE Insurance Group Ltd.                        431,241
                                                                                                                      -------------
                                                                                                                          1,419,530
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                 68,619     John Fairfax Holdings Ltd.                      196,204
                                                                    574     Macquarie Communications Infrastructure
                                                                            Group                                             2,394
                                                                  5,674     Publishing & Broadcasting Ltd.                   69,993
                                                                                                                      -------------
                                                                                                                            268,591
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                       49,187     Alumina Ltd.                                    259,889
                                                                179,914     BHP Billiton Ltd.                             3,592,045
                                                                 61,451     BlueScope Steel Ltd.                            314,610
                                                                 28,617     Iluka Resources Ltd.                            159,978
                                                                 13,693     Newcrest Mining Ltd.                            228,277
                                                                 23,046     OneSteel Ltd.                                    67,704
                                                                 15,752     Rio Tinto Ltd.                                  885,638
                                                                                                                      -------------
                                                                                                                          5,508,141
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.1%                       35,124     Australian Gas Light Co., Ltd.                  464,086
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                         611     Harvey Norman Holdings Ltd.                       1,647
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           11,066     Caltex Australia Ltd.                           151,499
                                                                 22,457     Origin Energy Ltd.                              117,215
                                                                 32,369     Santos Ltd.                                     262,658
                                                                 25,615     Woodside Petroleum Ltd.                         830,680
                                                                                                                      -------------
                                                                                                                          1,362,052
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                5,515     PaperlinX Ltd.                                   14,825
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                       37,816     Mayne Pharma Ltd. (a)                            79,815
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                          108,573     CFS Gandel Retail Trust                         150,965
                                                                  3,240     CFS Gandel Retail Trust (a)                       4,459
                                                                 14,552     Centro Properties Group/New                      67,135
                                                                 55,765     Commonwealth Property Office Fund                54,873
                                                                  3,345     DB RREEF Trust                                    3,506

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                125,285     General Property Trust                    $     368,950
                                                                 81,815     ING Industrial Fund                             131,844
                                                                 31,769     Investa Property Group                           48,930
                                                                 18,422     Lend Lease Corp., Ltd.                          181,799
                                                                 20,310     Macquire Goodman Group                           72,120
                                                                 43,937     Mirvac Group                                    133,149
                                                                    697     Multiplex Group                                   1,526
                                                                 60,122     Stockland                                       288,086
                                                                 79,510     Westfield Group                                 969,475
                                                                                                                      -------------
                                                                                                                          2,476,817
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                           25,939     Toll Holdings Ltd.                              242,294
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%            776     Macquarie Airports                                1,865
                                                                158,234     Macquarie Infrastructure Group                  429,876
                                                                 16,367     Patrick Corp. Ltd.                               94,064
                                                                 11,127     Transurban Group                                 53,476
                                                                                                                      -------------
                                                                                                                            579,281
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Australia             27,551,804
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%      Building Products - 0.0%                      3,281     Wienerberger AG                                 164,777
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                      12,824     Erste Bank der Oesterreichischen
                                                                            Sparkassen AG                                   755,156
                                                                  2,804     Raiffeisen International Bank Holding AG        238,887
                                                                                                                      -------------
                                                                                                                            994,043
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                   104     RHI AG (a)                                        3,375
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                   527     Mayr-Melnhof Karton AG                           94,068
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                18,401     Telekom Austria AG                              433,114
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                        44     Verbund - Oesterreichische
                                                                            Elektrizitaetswirtschafts AG                     19,542
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                              1,221     Andritz AG                                      177,593
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                          841     Boehler-Uddeholm AG                             173,016
                                                                     11     Voestalpine AG                                    1,537
                                                                                                                      -------------
                                                                                                                            174,553
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.1%            8,907     OMV AG                                          594,993
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            5,896     IMMOFINANZ Immobilien Anlagen AG (a)             61,076
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.1%     105,980     Hagemeyer NV - Registered Shares                534,812
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          1,085     Flughafen Wien AG                                84,860
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Austria                3,336,806
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%      Beverages - 0.1%                              9,793     InBev NV                                        458,636
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                              2,615     Solvay SA                                       301,582
                                                                  1,600     Umicore                                         221,313
                                                                     52     Umicore "VVPR strip" (a)                              6
                                                                                                                      -------------
                                                                                                                            522,901
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                      31,784     Dexia                                     $     820,813
                                                                  9,299     KBC Bancassurance Holding                       997,037
                                                                                                                      -------------
                                                                                                                          1,817,850
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                             206     D'ieteren SA                                     61,550
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.4%        58,820     Fortis                                        2,098,426
                                                                  3,165     Groupe Bruxelles Lambert SA                     351,607
                                                                                                                      -------------
                                                                                                                          2,450,033
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 9,172     Belgacom SA                                     292,917
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                     949     Bekaert SA                                       97,617
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          497     Barco NV                                         42,372
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%                 931     Colruyt SA                                      139,255
                                                                  1,220     Delhaize Group                                   87,402
                                                                    950     Delhaize Group (b)                               67,925
                                                                                                                      -------------
                                                                                                                            294,582
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%       1,492     Omega Pharma SA                                  91,271
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%           8,178     AGFA-Gevaert NV                                 155,575
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                 1,661     Compagnie Maritime Belge SA (CMB)                49,669
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%            1,661     Euronav Sa                                       44,945
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                        3,953     UCB SA                                          194,220
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                                4     Cofinimmo                                           666
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      835     Mobistar SA                                      60,528
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Belgium                6,635,332
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Textiles, Apparel & Luxury Goods - 0.0%      20,285     Yue Yuen Industrial Holdings                     59,732
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Bermuda                   59,732
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.6%      Beverages - 0.0%                                362     Carlsberg A/S                                    23,599
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                              2,117     Novozymes A/S Class B                           143,329
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                      22,122     Danske Bank A/S                                 819,725
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%             1,317     FLS Industries A/S Class B                       52,752
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%                  13,824     Vestas Wind Systems A/S                         344,112
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                          2,384     Danisco A/S                                     192,914
                                                                  1,889     East Asiatic Co., Ltd. A/S                       77,502
                                                                                                                      -------------
                                                                                                                            270,416
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%         221     Coloplast A/S Class B                            16,611
                                                                 17,400     GN Store Nord                                   239,842
                                                                  1,430     William Demant Holding (a)                       94,614
                                                                                                                      -------------
                                                                                                                            351,067
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                       446     Bang & Olufsen A/S Class B                       51,568
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                                901     Topdanmark A/S (a)                              112,798
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                770     NKT Holding A/S                                  48,698
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                                    61     AP Moller - Maersk A/S                          523,291
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                        3,319     H Lundbeck A/S                            $      72,661
                                                                 12,365     Novo-Nordisk A/S B                              767,981
                                                                                                                      -------------
                                                                                                                            840,642
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                            1,605     DSV A/S                                         213,426
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Denmark                3,795,423
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.5%      Auto Components - 0.0%                       10,865     Nokian Renkaat Oyj                              191,308
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        128     Asko Oyj                                          3,343
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.8%             224,791     Nokia Oyj                                     4,646,308
                                                                  1,270     Nokia Oyj (b)                                    26,314
                                                                                                                      -------------
                                                                                                                          4,672,622
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 5,391     Elisa Corp.                                     106,862
                    Services - 0.1%                              34,753     TeliaSonera AB                                  208,600
                                                                                                                      -------------
                                                                                                                            315,462
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    30,645     Fortum Oyj                                      772,114
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 135     Kesko Oyj Class B                                 4,207
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            5,735     TietoEnator Oyj                                 223,753
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             22,588     Sampo Oyj                                       474,809
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.0%           5,504     Amer Sports Corp.                               112,166
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                              2,051     Cargotec Corp. Class B                           83,893
                                                                    160     KCI Konecranes Oyj                                2,749
                                                                  4,102     Kone Oyj Class B                                168,629
                                                                  8,556     Metso Oyj                                       329,778
                                                                    330     Wartsila Oyj                                     12,220
                                                                                                                      -------------
                                                                                                                            597,269
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                          568     Outokumpu Oyj                                    11,458
                                                                  7,596     Rautaruukki Oyj                                 280,183
                                                                                                                      -------------
                                                                                                                            291,641
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%            6,759     Neste Oil Oyj                                   232,051
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.2%               33,445     Stora Enso Oyj Class R                          514,015
                                                                 38,354     UPM-Kymmene Oyj                                 905,079
                                                                                                                      -------------
                                                                                                                          1,419,094
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                           91     Orion OYJ Class B                                 2,190
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Finland                9,312,029
-----------------------------------------------------------------------------------------------------------------------------------
France - 8.9%       Aerospace & Defense - 0.2%                    9,841     European Aeronautic Defense and Space Co.       414,081
                                                                  7,044     Safran SA                                       178,329
                                                                  3,994     Thales SA                                       177,336
                                                                  2,018     Zodiac SA                                       130,774
                                                                                                                      -------------
                                                                                                                            900,520
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                              10,239     Air France-KLM                                  240,753
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                        8,991     Compagnie Generale des Etablissements
                                                                            Michelin                                  $     564,154
                                                                  4,171     Valeo SA                                        174,191
                                                                                                                      -------------
                                                                                                                            738,345
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                            8,150     Peugeot SA                                      512,864
                                                                  9,529     Renault SA                                    1,011,895
                                                                                                                      -------------
                                                                                                                          1,524,759
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                              4,580     Pernod-Ricard                                   876,271
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                     15,578     Cie de Saint-Gobain                           1,086,807
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                              6,005     Air Liquide                                   1,248,468
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                      41,753     BNP Paribas                                   3,872,943
                                                                 26,977     Credit Agricole SA                            1,048,275
                                                                 17,945     Societe Generale                              2,694,986
                                                                                                                      -------------
                                                                                                                          7,616,204
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%         1,814     Societe BIC SA                                  121,615
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.2%              58,085     Alcatel SA (a)                                  897,627
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%            10,649     Vinci SA                                      1,048,353
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                 1,106     Imerys SA                                        93,021
                                                                  9,801     Lafarge SA                                    1,108,979
                                                                                                                      -------------
                                                                                                                          1,202,000
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                79,044     France Telecom SA                             1,775,367
                    Services - 0.3%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                   6,725     Alstom (a)                                      563,170
                                                                 10,583     Schneider Electric SA                         1,141,111
                                                                                                                      -------------
                                                                                                                          1,704,281
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.1%            7,047     Technip SA                                      476,287
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.3%              31,119     Carrefour SA                                  1,653,223
                                                                  1,773     Casino Guichard Perrachon SA                    123,801
                                                                                                                      -------------
                                                                                                                          1,777,024
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                         10,878     Groupe Danone                                 1,330,888
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                          9,931     Gaz de France                                   358,619
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       5,856     Cie Generale d'Optique Essilor
                                                                            International SA                                521,579
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%          9,879     Accor SA                                        568,705
                                                                  4,921     Sodexho Alliance SA                             233,443
                                                                                                                      -------------
                                                                                                                            802,148
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                    17,228     Thomson                                         339,623
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                            5,752     Atos Origin (a)                                 425,654
                                                                  7,539     Cap Gemini SA                                   410,186
                                                                                                                      -------------
                                                                                                                            835,840
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                             69,897     AXA                                           2,449,618
                                                                    719     CNP Assurances                                   72,392

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 48,749     SCOR                                      $     123,887
                                                                                                                      -------------
                                                                                                                          2,645,897
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.5%                                  6,300     Lagardere S.C.A.                                491,365
                                                                  2,142     PagesJaunes Groupe SA                            60,086
                                                                  9,325     Publicis Groupe                                 363,367
                                                                  9,430     Societe Television Francaise 1                  285,294
                                                                 52,554     Vivendi SA                                    1,802,382
                                                                  6,053     Vivendi Universal SA                            207,013
                                                                                                                      -------------
                                                                                                                          3,209,507
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                       31,292     Arcelor                                       1,231,852
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.4%                       45,942     Suez SA                                       1,808,013
                                                                 16,098     Veolia Environnement                            892,818
                                                                                                                      -------------
                                                                                                                          2,700,831
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                       2,636     Pinault-Printemps-Redoute                       317,881
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                     1,787     Neopost SA                                      193,981
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 1.2%           27,477     Total SA                                      7,238,840
                                                                  4,140     Total SA "VVPR strip" (a)                            50
                                                                                                                      -------------
                                                                                                                          7,238,890
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                     14,010     L'Oreal SA                                    1,232,576
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.8%                       54,328     Sanofi-Aventis                                5,161,009
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                              497     Gecina SA                                        65,858
                                                                  1,426     Klepierre                                       177,573
                                                                  1,899     Unibail                                         342,415
                                                                                                                      -------------
                                                                                                                            585,846
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               27,080     STMicroelectronics NV                           500,086
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.0%                               2,751     Business Objects SA (a)                         100,274
                                                                  2,644     Dassault Systemes SA                            150,992
                                                                                                                      -------------
                                                                                                                            251,266
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%         732     Hermes International                            184,785
                                                                 13,649     LVMH Moet Hennessy Louis Vuitton SA           1,336,259
                                                                                                                      -------------
                                                                                                                          1,521,044
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          2,239     Autoroutes du Sud de la France                  138,186
                                                                     41     Societe Des Autoroutes Paris-Rhin-Rhone           3,032
                                                                                                                      -------------
                                                                                                                            141,218
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                    9,915     Bouygues                                        526,143
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in France                54,881,405
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 6.3%      Air Freight & Logistics - 0.2%               41,468     Deutsche Post AG                              1,038,281
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                              13,797     Deutsche Lufthansa AG                           246,608
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                        7,074     Continental AG                                  777,734
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.5%                           42,124     DaimlerChrysler AG                        $   2,416,291
                                                                  9,768     Volkswagen AG                                   736,554
                                                                                                                      -------------
                                                                                                                          3,152,845
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                          4,583     Qiagen NV (a)                                    67,663
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                       24,413     Deutsche Bank AG Registered Shares            2,784,478
                                                                  3,350     MLP AG                                           81,770
                                                                                                                      -------------
                                                                                                                          2,866,248
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.6%                             28,327     BASF AG                                       2,217,921
                                                                 30,403     Bayer AG                                      1,216,355
                                                                  3,726     Linde AG                                        323,073
                                                                                                                      -------------
                                                                                                                          3,757,349
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                      32,974     Commerzbank AG                                1,312,033
                                                                  2,877     Deutsche Postbank AG                            208,479
                                                                                                                      -------------
                                                                                                                          1,520,512
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                   32     Wincor Nixdorf AG                                 4,027
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%             2,369     Hochtief AG                                     133,825
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%         5,948     Deutsche Boerse AG                              856,563
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               139,657     Deutsche Telekom AG                           2,352,573
                    Services - 0.4%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                    32,490     E.ON AG                                       3,570,464
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        2,341     Epcos AG (a)                                     30,993
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%               8,732     Metro AG                                        447,093
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                             61     Suedzucker AG                                     1,576
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.1%       1,535     Celesio AG                                      145,059
                                                                  2,124     Fresenius Medical Care AG                       253,439
                                                                                                                      -------------
                                                                                                                            398,498
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%         19,656     TUI AG                                          385,346
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.6%              39,879     Siemens AG                                    3,717,935
                                                                    860     Siemens AG (b)                                   80,126
                                                                                                                      -------------
                                                                                                                          3,798,061
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.7%                             18,679     Allianz AG Registered Shares                  3,114,448
                                                                 10,845     Muenchener Rueckversicherungs AG
                                                                            Registered Shares                             1,535,524
                                                                                                                      -------------
                                                                                                                          4,649,972
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                              8,069     MAN AG                                          559,227
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  4,164     Premiere AG (a)                                  73,823
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                       17,439     ThyssenKrupp AG                                 502,906
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.3%                       19,869     RWE AG                                        1,726,882
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                          72     KarstadtQuelle AG                                 1,691
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                        531     Beiersdorf AG                                    76,469
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.2%                        4,258     Altana AG                                       263,516

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,291     Merck KGaA                                $     217,445
                                                                 10,603     Schering AG                                   1,100,796
                                                                                                                      -------------
                                                                                                                          1,581,757
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            2,557     IVG Immobilien AG                                76,771
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               42,540     Infineon Technologies AG (a)                    438,095
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.4%                              10,277     SAP AG                                        2,226,306
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                       1,077     Douglas Holding AG                               50,648
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%       3,467     Adidas-Salomon AG                               684,681
                                                                  1,048     Puma AG Rudolf Dassler Sport                    396,275
                                                                                                                      -------------
                                                                                                                          1,080,956
                    ---------------------------------------------------------------------------------------------------------------
                    Thrifts & Mortgage Finance - 0.1%             6,767     Hypo Real Estate Holding AG                     463,259
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Germany               38,915,021
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%       Beverages - 0.0%                              5,327     Coca-Cola Hellenic Bottling Co. SA              165,288
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                      18,727     Alpha Bank AE                                   690,756
                                                                  8,873     EFG Eurobank Ergasias SA                        341,244
                                                                  2,906     Emporiki Bank of Greece SA                       97,061
                                                                 18,168     National Bank of Greece SA                      853,061
                                                                  4,079     Piraeus Bank SA                                 123,406
                                                                                                                      -------------
                                                                                                                          2,105,528
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%              13,744     Intracom SA                                      98,796
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%               332     Hellenic Technodomiki Tev SA                      2,836
                                                                  9,858     Technical Olympic SA                             59,649
                                                                                                                      -------------
                                                                                                                             62,485
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                 2,682     Titan Cement Co. SA                             127,878
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                13,535     Hellenic Telecommunications
                    Services - 0.1%                                         Organization SA                                 298,761
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                     5,816     Public Power Corp.                              136,542
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%             39     Hyatt Regency SA                                    530
                                                                 15,438     OPAP SA                                         589,990
                                                                                                                      -------------
                                                                                                                            590,520
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                        4,057     Viohalco, Hellenic Copper and Aluminum
                                                                            Industry SA                                      40,848
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              144     Hellenic Petroleum SA                             2,053
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                          54     Germanos SA                                       1,145
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   11,074     Cosmote Mobile Telecommunications SA            255,964
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Greece                 3,885,808
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.3%    Airlines - 0.0%                               4,263     Cathay Pacific Airways Ltd.                       7,471
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                     236,900     BOC Hong Kong Holdings Ltd.                     476,251
                                                                 29,939     Bank of East Asia Ltd.                          108,222
                                                                 25,553     Hang Seng Bank Ltd.                             329,133
                                                                                                                      -------------
                                                                                                                            913,606
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                          50,719     Li & Fung Ltd.                                  114,381
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.1%        64,000     Hong Kong Exchanges and Clearing Ltd.     $     385,987
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                71,195     PCCW Ltd.                                        46,333
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    99,687     CLP Holdings Ltd.                               581,947
                                                                    500     Cheung Kong Infrastructure Holdings Ltd.          1,588
                                                                 54,500     HongKong Electric Holdings                      256,352
                                                                                                                      -------------
                                                                                                                            839,887
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                  87,328     Johnson Electric Holdings Ltd.                   81,590
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                          647     Kingboard Chemical Holdings Ltd.                  1,955
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                        144,240     Hong Kong & China Gas                           348,525
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%         22,990     Shangri-La Asia Ltd.                             37,182
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    63,560     Techtronic Industries Co.                       114,263
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.2%             123,176     Hutchison Whampoa Ltd.                        1,129,400
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   557     Orient Overseas International Ltd.                1,884
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                 32,025     SCMP Group Ltd.                                  11,452
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.5%                           70,835     Cheung Kong Holdings Ltd.                       750,811
                                                                 14,000     Hang Lung Properties Ltd.                        26,611
                                                                 58,491     Henderson Land Development Co., Ltd.            324,119
                                                                    791     Hysan Development Company Ltd.                    2,253
                                                                    500     Kerry Properties Ltd.                             1,830
                                                                165,914     The Link REIT (a)                               359,202
                                                                188,484     New World Development Ltd.                      330,339
                                                                 48,421     Sino Land Co.                                    69,575
                                                                 80,324     Sun Hung Kai Properties Ltd.                    815,677
                                                                 53,577     Swire Pacific Ltd. Class A                      524,388
                                                                 52,107     Wharf Holdings Ltd.                             191,376
                                                                                                                      -------------
                                                                                                                          3,396,181
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                           22,500     MTR Corp.                                        50,742
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                4,504     ASM Pacific Technology                           26,874
                    Equipment - 0.0%                            400,000     Solomon Systech International Ltd.              193,303
                                                                                                                      -------------
                                                                                                                            220,177
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                      48,500     Esprit Holdings Ltd.                            377,507
                                                                122,394     Giordano International Ltd.                      67,823
                                                                                                                      -------------
                                                                                                                            445,330
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%      61,353     Texwinca Holdings Ltd.                           47,043
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%         18,349     Hopewell Holdings                                53,204
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                   45,647     Hutchison Telecommunications
                    Services - 0.0%                                         International Ltd. (a)                           77,943
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Hong Kong              8,324,536
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%      Airlines - 0.0%                              27,680     Ryanair Holdings Plc (a)                        259,938
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.0%                              9,405     C&C Group Plc                                    63,736
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                        164     Kingspan Group Plc                                2,495
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                      41,721     Allied Irish Banks Plc                    $     994,631
                                                                 26,151     Bank of Ireland                                 484,196
                                                                 27,441     Bank of Ireland                                 509,741
                                                                 14,105     Depfa Bank Plc                                  250,918
                                                                                                                      -------------
                                                                                                                          2,239,486
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%                   936     CRH Plc                                          32,712
                                                                 28,572     CRH Plc                                         995,805
                                                                                                                      -------------
                                                                                                                          1,028,517
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                36,677     Eircom Group Plc                                 94,540
                    Services - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                 325     Fyffes Plc                                          865
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                         21,142     Greencore Group Plc                              98,503
                                                                    119     Iaws Group Plc                                    2,061
                                                                  4,579     Kerry Group Plc                                 109,829
                                                                                                                      -------------
                                                                                                                            210,393
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            133     Paddy Power Plc                                   2,125
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    61,080     Waterford Wedgwood Plc (a)                        3,696
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%               2,960     DCC Plc                                          68,776
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             12,201     Irish Life & Permanent Plc                      292,349
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                105,825     Independent News & Media Plc                    341,933
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                       14,873     Elan Corp. Plc (a)                              214,184
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%       3,056     Grafton Group Plc                                40,052
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Ireland                4,863,085
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.4%        Aerospace & Defense - 0.1%                   15,005     Finmeccanica SpA                                340,415
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                           35,939     Fiat SpA                                        452,054
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                       10,116     Banca Fideuram SpA                               58,064
                                                                 25,049     Mediobanca SpA                                  536,543
                                                                 15,991     Mediolanum SpA                                  126,792
                                                                                                                      -------------
                                                                                                                            721,399
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.2%                       6,522     Banca Antonveneta SpA                           209,155
                                                                185,959     Banca Intesa SpA                              1,109,444
                                                                 33,786     Banca Intesa SpA (RNC)                          190,939
                                                                 48,350     Banca Monte dei Paschi di Siena SpA             272,076
                                                                 79,159     Banca Nazionale del Lavoro SpA                  279,721
                                                                 15,537     Banca Popolare di Milano Scrl                   183,227
                                                                 15,203     Banche Popolari Unite Scrl                      368,144
                                                                 12,894     Banco Popolare di Verona e Novara Scrl          340,630
                                                                 77,269     Capitalia SpA                                   641,462
                                                                 64,134     Sanpaolo IMI SpA                              1,146,564
                                                                390,988     UniCredito Italiano SpA                       2,825,690
                                                                                                                      -------------
                                                                                                                          7,567,052
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                 5,165     Italcementi SpA                           $     123,571
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               573,184     Telecom Italia SpA                            1,669,596
                    Services - 0.4%                             249,112     Telecom Italia SpA (RNC)                        662,619
                                                                                                                      -------------
                                                                                                                          2,332,215
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%                   229,009     Enel SpA                                      1,934,413
                                                                104,417     Terna SpA                                       274,203
                                                                                                                      -------------
                                                                                                                          2,208,616
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                         64,122     Snam Rete Gas SpA                               282,998
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          4,344     Autogrill SpA                                    64,355
                                                                     30     Lottomatica SpA                                   1,271
                                                                                                                      -------------
                                                                                                                             65,626
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%             111,348     Pirelli & C SpA                                 106,047
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                             27,996     Alleanza Assicurazioni SpA                      332,697
                                                                 49,986     Assicurazioni Generali SpA                    1,880,055
                                                                                                                      -------------
                                                                                                                          2,212,752
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.0%          47,194     Telecom Italia Media SpA                         25,443
                                                                 27,781     Tiscali SpA (a)                                  90,436
                                                                                                                      -------------
                                                                                                                            115,879
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  4,824     Arnoldo Mondadori Editore SpA                    47,257
                                                                 12,573     Gruppo Editoriale L'Espresso SpA                 65,852
                                                                 42,756     Mediaset SpA                                    502,927
                                                                159,516     Seat Pagine Gialle SpA                           76,231
                                                                                                                      -------------
                                                                                                                            692,267
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.5%          107,890     ENI SpA                                       3,065,635
                                                                  4,687     ENI SpA (b)                                     267,065
                                                                                                                      -------------
                                                                                                                          3,332,700
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.0%       4,915     Benetton Group SpA                               73,255
                                                                  9,183     Bulgari SpA                                     110,351
                                                                  4,509     Luxottica Group SpA                             124,083
                                                                                                                      -------------
                                                                                                                            307,689
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%         18,274     Autostrade SpA                                  451,355
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Italy                 21,312,635
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 22.8%       Air Freight & Logistics - 0.1%               21,000     Yamato Transport Co., Ltd.                      428,935
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                               1,000     All Nippon Airways Co., Ltd.                      3,636
                                                                 27,000     Japan Airlines Corp.                             70,481
                                                                                                                      -------------
                                                                                                                             74,117
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.5%                        9,200     Aisin Seiki Co., Ltd.                           357,115
                                                                 25,000     Bridgestone Corp.                               520,171
                                                                 30,700     Denso Corp.                                   1,209,891
                                                                  8,000     NGK Spark Plug Co., Ltd.                        186,117

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  6,500     NOK Corp.                                 $     174,633
                                                                 27,000     Sanden Corp.                                    118,535
                                                                 12,100     Stanley Electric Co., Ltd.                      257,403
                                                                    900     Toyoda Gosei Co., Ltd.                           19,680
                                                                  7,400     Toyota Industries Corp.                         301,670
                                                                                                                      -------------
                                                                                                                          3,145,215
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.9%                           42,400     Honda Motor Co., Ltd.                         2,619,680
                                                                101,500     Nissan Motor Co., Ltd.                        1,202,619
                                                                143,700     Toyota Motor Corp.                            7,831,096
                                                                  8,400     Yamaha Motor Co., Ltd.                          207,170
                                                                                                                      -------------
                                                                                                                         11,860,565
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                              9,000     Asahi Breweries Ltd.                            127,384
                                                                    100     Coca-Cola West Japan Co., Ltd.                    2,369
                                                                  6,300     ITO EN, Ltd.                                    219,985
                                                                 30,000     Kirin Brewery Co., Ltd.                         407,323
                                                                 25,000     Sapporo Holdings Ltd.                           130,520
                                                                 12,000     Takara Holdings, Inc.                            73,227
                                                                                                                      -------------
                                                                                                                            960,808
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.3%                     40,100     Asahi Glass Co., Ltd.                           597,813
                                                                  2,000     Central Glass Co., Ltd.                          11,560
                                                                 13,300     Daikin Industries Ltd.                          464,412
                                                                 10,200     JS Group Corp.                                  218,713
                                                                 22,000     Nippon Sheet Glass Co., Ltd.                    122,315
                                                                 28,000     Sanwa Shutter Corp.                             182,965
                                                                  9,000     Toto Ltd.                                        83,371
                                                                                                                      -------------
                                                                                                                          1,681,149
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.7%                       73,000     Daiwa Securities Group, Inc.                    976,922
                                                                     89     E*Trade Securities Co., Ltd.                    204,416
                                                                  1,000     Jafco Co., Ltd. (a)                              75,261
                                                                 10,600     Matsui Securities Co., Ltd. (a)                 146,616
                                                                  6,000     Mitsubishi UFJ Securities Co. (a)                96,110
                                                                 33,500     Nikko Cordial Corp.                             553,649
                                                                 97,500     Nomura Holdings, Inc.                         2,169,146
                                                                    300     Shinko Securities Co., Ltd.                       1,660
                                                                    471     Softbank Investments Corp.                      265,858
                                                                                                                      -------------
                                                                                                                          4,489,638
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.1%                             49,000     Asahi Kasei Corp.                               348,428
                                                                  3,000     Daicel Chemical Industries Ltd.                  25,197
                                                                 28,000     Dainippon Ink and Chemicals, Inc.               103,941
                                                                  3,000     Denki Kagaku Kogyo Kabushiki Kaisha              13,374

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  2,300     Hitachi Chemical Co., Ltd.                $      65,887
                                                                 58,000     Ishihara Sangyo Kaisha Ltd.                     108,145
                                                                  4,000     JSR Corp.                                       118,654
                                                                 13,000     Kaneka Corp.                                    155,462
                                                                 23,000     Kuraray Co., Ltd.                               269,786
                                                                 57,000     Mitsubishi Chemical Holdings Corp.              350,725
                                                                 17,000     Mitsubishi Gas Chemical Co., Inc.               206,899
                                                                 45,000     Mitsubishi Rayon Co., Ltd.                      367,658
                                                                 34,000     Mitsui Chemicals, Inc.                          249,547
                                                                 29,000     Nippon Kayaku Co., Ltd.                         256,106
                                                                 11,000     Nissan Chemical Industries Ltd.                 186,270
                                                                  7,610     Nitto Denko Corp.                               644,325
                                                                 20,000     Shin-Etsu Chemical Co., Ltd.                  1,083,143
                                                                 94,000     Showa Denko KK                                  416,662
                                                                 13,000     Sumitomo Bakelite Co., Ltd.                     117,451
                                                                 52,000     Sumitomo Chemical Co., Ltd.                     422,205
                                                                 58,000     Teijin Ltd.                                     384,897
                                                                 24,000     Tokuyama Corp.                                  406,001
                                                                 61,700     Toray Industries, Inc.                          504,100
                                                                 35,000     Tosoh Corp.                                     174,422
                                                                 53,000     Ube Industries Ltd.                             155,869
                                                                                                                      -------------
                                                                                                                          7,135,154
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 2.9%                      11,000     The 77 Bank Ltd.                                 84,558
                                                                 29,000     The Bank of Fukuoka Ltd.                        244,063
                                                                 73,000     The Bank of Yokohama Ltd.                       596,423
                                                                 53,000     The Chiba Bank Ltd.                             470,303
                                                                 12,000     The Gunma Bank Ltd.                              90,516
                                                                 43,100     Hokuhoku Financial Group, Inc.                  188,852
                                                                 21,000     The Joyo Bank Ltd.                              147,724
                                                                    422     Mitsubishi UFJ Financial Group, Inc.          6,437,834
                                                                 22,000     Mitsui Trust Holdings, Inc.                     320,892
                                                                    478     Mizuho Financial Group, Inc.                  3,901,297
                                                                 16,000     The Nishi-Nippon City Bank Ltd.                  87,058
                                                                    234     Resona Holdings, Inc. (a)                       803,204
                                                                 64,000     Shinsei Bank Ltd.                               446,953
                                                                 24,000     The Shizuoka Bank Ltd.                          241,648
                                                                    290     Sumitomo Mitsui Financial Group, Inc.         3,195,186
                                                                 53,000     The Sumitomo Trust & Banking Co., Ltd.          611,798
                                                                  4,000     Suruga Bank Ltd.                                 53,937
                                                                                                                      -------------
                                                                                                                         17,922,246
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%        25,000     Dai Nippon Printing Co., Ltd.             $     451,309
                                                                    214     The Goodwill Group, Inc.                        199,508
                                                                  4,600     Kokuyo Co., Ltd.                                 69,240
                                                                    600     Meitec Corp.                                     19,680
                                                                 11,000     Secom Co., Ltd.                                 561,234
                                                                 15,000     Toppan Printing Co., Ltd.                       207,475
                                                                                                                      -------------
                                                                                                                          1,508,446
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%               7,000     Uniden Corp.                                    112,009
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.5%              109,000     Fujitsu Ltd.                                    917,340
                                                                 12,100     Mitsumi Electric Company, Ltd.                  157,826
                                                                110,000     NEC Corp.                                       770,998
                                                                  4,200     Seiko Epson Corp.                               115,688
                                                                174,000     Toshiba Corp.                                 1,008,696
                                                                                                                      -------------
                                                                                                                          2,970,548
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.3%             8,457     COMSYS Holdings Corp.                           120,487
                                                                 10,000     Chiyoda Corp.                                   232,223
                                                                 15,000     JGC Corp.                                       294,305
                                                                 43,800     Kajima Corp.                                    272,845
                                                                  8,000     Kinden Corp.                                     72,345
                                                                 38,000     Nishimatsu Construction Co., Ltd.               155,233
                                                                 24,000     Obayashi Corp.                                  194,864
                                                                 14,000     Okumura Corp.                                    76,888
                                                                 16,000     Shimizu Corp.                                   116,213
                                                                 50,000     Taisei Corp.                                    239,003
                                                                  3,000     Toda Corp.                                       13,425
                                                                                                                      -------------
                                                                                                                          1,787,831
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                32,000     Sumitomo Osaka Cement Co., Ltd.                 116,349
                                                                 44,000     Taiheiyo Cement Corp.                           212,187
                                                                                                                      -------------
                                                                                                                            328,536
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.5%                       3,000     Acom Co., Ltd.                                  175,693
                                                                  1,400     Aeon Credit Service Co., Ltd.                    42,241
                                                                  5,200     Aiful Corp.                                     343,317
                                                                 10,000     Credit Saison Co., Ltd.                         551,742
                                                                    100     Hitachi Capital Corp.                             1,996
                                                                  3,900     ORIX Corp.                                    1,211,416
                                                                  3,400     Promise Co., Ltd.                               205,170
                                                                  5,220     Takefuji Corp.                                  327,826
                                                                                                                      -------------
                                                                                                                          2,859,401
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                 4,900     Toyo Seikan Kaisha Ltd.                          88,664
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Consumer Services - 0.0%          1,900     Benesse Corp.                                    67,633
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                   222     Nippon Telegraph & Telephone Corp.        $     950,165
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                    37,400     Chubu Electric Power Co., Inc.                  935,079
                                                                  5,800     Hokkaido Electric Power Co., Inc.               124,121
                                                                 30,700     The Kansai Electric Power Co., Inc.             680,401
                                                                 15,900     Kyushu Electric Power Co., Inc.                 357,780
                                                                 16,700     Tohoku Electric Power Co., Inc.                 360,213
                                                                 63,900     The Tokyo Electric Power Co., Inc.            1,589,512
                                                                                                                      -------------
                                                                                                                          4,047,106
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%                     800     Fuji Electric Holdings Co., Ltd.                  4,353
                                                                 19,000     Fujikura Ltd.                                   214,654
                                                                 42,000     Furukawa Electric Co., Ltd.                     347,419
                                                                 12,873     Matsushita Electric Works Ltd.                  154,162
                                                                 89,000     Mitsubishi Electric Corp.                       753,547
                                                                 26,900     Sumitomo Electric Industries Ltd.               425,193
                                                                  2,800     Ushio, Inc.                                      66,565
                                                                                                                      -------------
                                                                                                                          1,965,893
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       11,100     Alps Electric Co., Ltd.                         178,462
                    Instruments - 1.0%                           18,000     Anritsu Corp.                                   112,891
                                                                 15,600     Citizen Watch Co., Ltd.                         146,890
                                                                 14,000     Dainippon Screen Manufacturing Co., Ltd.        147,962
                                                                  1,400     Hirose Electric Co., Ltd.                       196,373
                                                                154,000     Hitachi Ltd.                                  1,087,228
                                                                 18,400     Hoya Corp.                                      740,741
                                                                  4,500     Ibiden Co., Ltd.                                226,926
                                                                  1,110     Keyence Corp.                                   287,872
                                                                  9,400     Kyocera Corp.                                   830,138
                                                                  1,100     Mabuchi Motor Co., Ltd.                          56,496
                                                                  8,200     Murata Manufacturing Co., Ltd.                  553,894
                                                                  3,600     Nidec Corp.                                     294,737
                                                                  6,000     Nippon Electric Glass Co.                       148,996
                                                                 31,000     Oki Electric Industry Co., Ltd.                  98,788
                                                                  9,300     Omron Corp.                                     266,412
                                                                  7,100     TDK Corp.                                       533,749
                                                                  3,200     Yokogawa Electric Corp.                          56,818
                                                                                                                      -------------
                                                                                                                          5,965,373
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.4%              29,700     Aeon Co., Ltd.                                  718,650
                                                                    100     Circle K Sunkus Co., Ltd.                         2,415
                                                                  3,600     FamilyMart Co., Ltd.                            112,586
                                                                  2,200     Lawson, Inc.                                     82,600
                                                                  3,000     Matsumotokiyoshi Co., Ltd.                       85,685

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 38,100     Seven & I Holdings Co. Ltd.               $   1,504,755
                                                                  4,000     UNY Co., Ltd.                                    63,836
                                                                                                                      -------------
                                                                                                                          2,570,527
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                         41,000     Ajinomoto Co., Inc.                             436,791
                                                                  4,400     Ariake Japan Co., Ltd.                          130,892
                                                                    200     Katokichi Co., Ltd.                               1,365
                                                                  3,000     Kikkoman Corp.                                   33,664
                                                                 37,000     Nichirei Corp.                                  179,058
                                                                  2,000     Nippon Meat Packers, Inc.                        20,900
                                                                 11,000     Nisshin Seifun Group, Inc.                      112,154
                                                                  4,900     Nissin Food Products Co., Ltd.                  151,165
                                                                    300     QP Corp.                                          3,028
                                                                  3,000     Yakult Honsha Co., Ltd.                          71,828
                                                                  6,000     Yamazaki Baking Co., Ltd.                        46,834
                                                                                                                      -------------
                                                                                                                          1,187,679
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.2%                         80,000     Osaka Gas Co., Ltd.                             290,194
                                                                148,000     Tokyo Gas Co., Ltd.                             645,987
                                                                                                                      -------------
                                                                                                                            936,181
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       6,000     Olympus Corp.                                   175,947
                                                                  5,500     Terumo Corp.                                    180,397
                                                                                                                      -------------
                                                                                                                            356,344
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%         200     Mediceo Paltac Holdings Co. Ltd.                  3,227
                                                                    200     Nichii Gakkan Co.                                 4,628
                                                                    900     Suzuken Co., Ltd.                                28,146
                                                                                                                      -------------
                                                                                                                             36,001
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          1,800     Oriental Land Co., Ltd.                         104,195
                                                                  1,900     Skylark Co., Ltd.                                33,897
                                                                                                                      -------------
                                                                                                                            138,092
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.2%                     2,200     Casio Computer Co., Ltd.                         39,063
                                                                  1,900     Daito Trust Construction Co., Ltd.               98,873
                                                                 13,000     Daiwa House Industry Co., Ltd.                  224,765
                                                                    900     Makita Corp.                                     27,689
                                                                105,000     Matsushita Electric Industrial Co., Ltd.      2,327,104
                                                                 16,700     Pioneer Corp.                                   269,204
                                                                120,000     Sanyo Electric Co., Ltd. (a)                    328,502
                                                                 19,000     Sekisui Chemical Co., Ltd.                      160,548
                                                                 35,000     Sekisui House Ltd.                              520,892
                                                                 50,000     Sharp Corp.                                     883,549
                                                                 52,300     Sony Corp.                                    2,415,756
                                                                                                                      -------------
                                                                                                                          7,295,945
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%                    30,000     Kao Corp.                                 $     788,202
                                                                  2,200     Uni-Charm Corp.                                 107,772
                                                                                                                      -------------
                                                                                                                            895,974
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                            3,000     CSK Holdings Corp.                              148,741
                                                                    400     Itochu Techno-Science Corp.                      15,730
                                                                     44     NET One Systems Co., Ltd.                        90,245
                                                                     53     NTT Data Corp.                                  254,242
                                                                  1,400     Nomura Research Institute Ltd.                  171,218
                                                                     90     Obic Co., Ltd.                                   18,932
                                                                    500     TIS, Inc.                                        13,476
                                                                                                                      -------------
                                                                                                                            712,584
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                 8,600     Electric Power Development Co.                  271,870
                    Energy Traders - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.6%                                 69     Millea Holdings, Inc.                         1,362,573
                                                                 71,000     Mitsui Sumitomo Insurance Co., Ltd.             963,395
                                                                 48,800     Sompo Japan Insurance, Inc.                     706,006
                                                                 10,000     T&D Holdings, Inc.                              779,727
                                                                                                                      -------------
                                                                                                                          3,811,701
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.1%                381     Rakuten, Inc.                                   345,512
                    ---------------------------------------------------------------------------------------------------------------
                    Internet Software & Services - 0.3%             187     eAccess Ltd.                                    144,224
                                                                     97     Index Corp.                                     203,882
                                                                 41,900     Softbank Corp. (a)                            1,225,146
                                                                    484     Yahoo! Japan Corp.                              294,527
                                                                                                                      -------------
                                                                                                                          1,867,779
                    ---------------------------------------------------------------------------------------------------------------
                    Leisure Equipment & Products - 0.3%          30,000     Fuji Photo Film Co., Ltd.                       999,237
                                                                 11,200     Namco Bandai Holdings, Inc.                     153,016
                                                                  6,000     Nikon Corp.                                     107,297
                                                                  1,300     Sankyo Co., Ltd. (Gunma)                         89,245
                                                                  9,032     Sega Sammy Holdings, Inc.                       365,904
                                                                  3,200     Shimano, Inc.                                    96,008
                                                                  6,400     Yamaha Corp.                                    112,823
                                                                                                                      -------------
                                                                                                                          1,923,530
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 1.0%                             19,000     Amada Co., Ltd.                                 206,763
                                                                  9,300     Amano Corp.                                     161,581
                                                                 40,000     Ebara Corp.                                     250,869
                                                                  7,900     Fanuc Ltd.                                      758,598
                                                                  5,000     Hino Motors Ltd.                                 31,359
                                                                    100     Hitachi Construction Machinery Co., Ltd.          2,627
                                                                 85,000     Ishikawajima-Harima Heavy
                                                                            Industries Co., Ltd.                            268,709
                                                                  7,400     JTEKT Corp.                                     147,385
                                                                 92,000     Kawasaki Heavy Industries Ltd.                  322,027

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 50,000     Komatsu Ltd.                              $     951,352
                                                                 44,000     Kubota Corp.                                    473,599
                                                                  2,800     Kurita Water Industries Ltd.                     59,802
                                                                 23,000     Minebea Co., Ltd.                               158,480
                                                                189,200     Mitsubishi Heavy Industries Ltd.                897,974
                                                                 46,000     Mitsui Engineering & Shipbuilding
                                                                            Co., Ltd.                                       148,928
                                                                  3,000     NGK Insulators Ltd.                              43,961
                                                                 14,000     NSK Ltd.                                        121,265
                                                                 15,000     NTN Corp.                                       118,612
                                                                  2,500     SMC Corp.                                       388,592
                                                                 30,000     Sumitomo Heavy Industries Ltd.                  287,567
                                                                  3,600     THK Co., Ltd.                                   115,332
                                                                  8,000     Takuma Co., Ltd.                                 64,819
                                                                                                                      -------------
                                                                                                                          5,980,201
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                                39,000     Kawasaki Kisen Kaisha Ltd.                      229,723
                                                                 70,000     Mitsui OSK Lines Ltd.                           472,243
                                                                 45,000     Nippon Yusen Kabushiki Kaisha                   274,218
                                                                                                                      -------------
                                                                                                                            976,184
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                    600     Asatsu-DK, Inc.                                  20,900
                                                                     86     Dentsu, Inc.                                    311,230
                                                                     59     Fuji Television Network, Inc.                   147,012
                                                                  4,600     Toho Co., Ltd.                                   88,499
                                                                  3,700     Tokyo Broadcasting System, Inc.                  99,093
                                                                                                                      -------------
                                                                                                                            666,734
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.9%                       26,000     Daido Steel Co., Ltd.                           263,327
                                                                  7,000     Dowa Mining Co., Ltd.                            83,355
                                                                 32,400     JFE Holdings, Inc.                            1,304,348
                                                                 91,000     Kobe Steel Ltd.                                 344,750
                                                                 80,000     Mitsubishi Materials Corp.                      426,477
                                                                 21,000     Mitsui Mining & Smelting Co., Ltd.              146,657
                                                                    800     Nippon Light Metal Co., Ltd.                      2,204
                                                                354,000     Nippon Steel Corp. (a)                        1,368,116
                                                                 39,000     Nisshin Steel Co., Ltd.                         134,859
                                                                202,000     Sumitomo Metal Industries Ltd.                  864,565
                                                                 36,000     Sumitomo Metal Mining Co., Ltd.                 500,992
                                                                                                                      -------------
                                                                                                                          5,439,650
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                       8,000     Daimaru, Inc.                                   117,569
                                                                  6,000     Hankyu Department Stores                         55,378
                                                                  9,700     Isetan Co., Ltd.                                210,870
                                                                 12,100     Marui Co., Ltd.                                 238,431

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 39,000     Mitsukoshi Ltd.                           $     249,555
                                                                  1,700     Ryohin Keikaku Co., Ltd.                        142,207
                                                                 24,000     Takashimaya Co., Ltd.                           364,912
                                                                                                                      -------------
                                                                                                                          1,378,922
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.6%                    42,000     Canon, Inc.                                   2,772,947
                                                                 24,000     Konica Minolta Holdings, Inc.                   305,517
                                                                 34,000     Ricoh Co., Ltd.                                 662,768
                                                                                                                      -------------
                                                                                                                          3,741,232
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%                9     INPEX Corp.                                      75,629
                                                                 21,000     Nippon Mining Holdings, Inc.                    176,735
                                                                 61,000     Nippon Oil Corp.                                477,185
                                                                  5,600     Showa Shell Sekiyu KK                            63,409
                                                                 16,000     Teikoku Oil Co., Ltd.                           192,287
                                                                  9,000     TonenGeneral Sekiyu KK                           91,381
                                                                                                                      -------------
                                                                                                                          1,076,626
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                   36     Nippon Paper Group, Inc.                        155,301
                                                                 50,000     OJI Paper Co., Ltd.                             306,806
                                                                                                                      -------------
                                                                                                                            462,107
                    ---------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                      5,700     Aderans Co., Ltd.                               167,150
                                                                 10,000     Shiseido Co., Ltd.                              185,609
                                                                                                                      -------------
                                                                                                                            352,759
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.1%                       31,600     Astellas Pharma, Inc.                         1,197,152
                                                                 22,600     Chugai Pharmaceutical Co., Ltd.                 408,941
                                                                 37,800     Daiichi Sankyo Co. Ltd.                         860,183
                                                                  9,700     Eisai Co., Ltd.                                 421,739
                                                                 10,000     Kaken Pharmaceutical Co., Ltd.                   83,566
                                                                 10,000     Kyowa Hakko Kogyo Co., Ltd.                      72,888
                                                                  5,100     Santen Pharmaceutical Co., Ltd.                 120,163
                                                                 22,000     Shionogi & Co., Ltd.                            360,047
                                                                  6,000     Taisho Pharmaceutical Co., Ltd.                 120,519
                                                                 48,100     Takeda Pharmaceutical Co., Ltd.               2,735,410
                                                                 13,000     Tanabe Seiyaku Co., Ltd.                        143,783
                                                                                                                      -------------
                                                                                                                          6,524,391
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.7%                               25     Japan Prime Realty Investment Corp.              76,066
                                                                     13     Japan Real Estate Investment Corp.              112,382
                                                                     12     Japan Retail Fund Investment Corp.               93,567
                                                                  2,300     Leopalace21 Corp.                                86,160
                                                                 63,000     Mitsubishi Estate Co., Ltd.                   1,489,703
                                                                 47,000     Mitsui Fudosan Co., Ltd.                      1,077,507
                                                                     15     Nippon Building Fund, Inc.                      138,571

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     22     Nomura Real Estate Office Fund, Inc.      $     186,270
                                                                 22,000     Sumitomo Realty & Development Co., Ltd.         607,848
                                                                 22,000     Tokyo Tatemono Co., Ltd.                        239,410
                                                                 24,000     Tokyu Land Corp.                                213,984
                                                                                                                      -------------
                                                                                                                          4,321,468
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.7%                               88     Central Japan Railway Co.                       865,158
                                                                    194     East Japan Railway Co.                        1,433,749
                                                                 14,000     Keihin Electric Express Railway
                                                                            Co., Ltd.                                       114,501
                                                                 19,000     Keio Electric Railway Co., Ltd.                 125,121
                                                                 35,000     Keisei Electric Railway Co., Ltd.               240,868
                                                                 67,000     Kintetsu Corp.                                  260,641
                                                                 35,000     Nippon Express Co., Ltd.                        198,152
                                                                 24,000     Odakyu Electric Railway Co., Ltd.               148,284
                                                                 39,000     Tobu Railway Co., Ltd.                          204,602
                                                                 40,000     Tokyu Corp.                                     268,836
                                                                     91     West Japan Railway Co.                          383,312
                                                                                                                      -------------
                                                                                                                          4,243,224
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                4,400     Advantest Corp.                                 523,197
                    Equipment - 0.4%                              4,200     Elpida Memory, Inc. (a)                         150,216
                                                                  1,200     NEC Electronics Corp.                            48,716
                                                                  5,800     Rohm Co., Ltd.                                  612,001
                                                                  7,000     Sanken Electric Co., Ltd.                       119,544
                                                                  2,700     Sumco Corp.                                     144,622
                                                                 10,000     Tokyo Electron Ltd.                             688,194
                                                                                                                      -------------
                                                                                                                          2,286,490
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.2%                               4,100     Fuji Soft ABC, Inc.                             121,620
                                                                  6,800     Hitachi Software Engineering Co., Ltd.          125,638
                                                                  3,500     Konami Corp.                                     87,952
                                                                  5,700     Nintendo Co., Ltd.                              850,242
                                                                    800     Oracle Corp. Japan                               39,936
                                                                  5,000     Trend Micro, Inc.                               175,015
                                                                                                                      -------------
                                                                                                                          1,400,403
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                       2,600     Aoyama Trading Co., Ltd.                         85,719
                                                                  4,200     Autobacs Seven Co., Ltd.                        208,950
                                                                  3,200     Fast Retailing Co., Ltd.                        312,162
                                                                    600     Shimachu Co., Ltd.                               18,815
                                                                    600     Shimamura Co., Ltd.                              69,616
                                                                    680     USS Co., Ltd.                                    46,221
                                                                  3,900     Yamada Denki Co., Ltd.                          448,538
                                                                                                                      -------------
                                                                                                                          1,190,021
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%      33,000     Gunze Ltd.                                $     222,349
                                                                  1,000     Nisshinbo Industries, Inc.                       11,179
                                                                  7,000     Onward Kashiyama Co., Ltd.                      123,400
                                                                  3,000     Toyobo Co., Ltd.                                  9,255
                                                                  5,000     Wacoal  Holdings Corp.                           67,802
                                                                                                                      -------------
                                                                                                                            433,985
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                                  285     Japan Tobacco, Inc.                           1,000,000
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.8%      73,000     Itochu Corp.                                    625,502
                                                                 74,000     Marubeni Corp.                                  386,338
                                                                 69,200     Mitsubishi Corp.                              1,571,794
                                                                 93,000     Mitsui & Co., Ltd.                            1,341,520
                                                                 21,400     Sojitz Corp. (a)                                126,234
                                                                 48,000     Sumitomo Corp.                                  681,820
                                                                  4,000     Toyota Tsusho Corp.                             108,145
                                                                                                                      -------------
                                                                                                                          4,841,353
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          2,000     Kamigumi Co., Ltd.                               15,900
                                                                  7,000     Mitsubishi Logistics Corp.                      111,654
                                                                                                                      -------------
                                                                                                                            127,554
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                      107     KDDI Corp.                                      570,413
                    Services - 0.3%                                 778     NTT DoCoMo, Inc.                              1,147,318
                                                                                                                      -------------
                                                                                                                          1,717,731
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Japan                140,860,186
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Personal Products - 0.0%                         83     Oriflame Cosmetics SA                             2,764
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Luxembourg                 2,764
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 3.2%  Air Freight & Logistics - 0.1%               24,723     TNT NV                                          854,777
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                             11,263     Heineken NV                                     426,891
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                             10,837     Akzo Nobel NV                                   574,282
                                                                  9,504     Koninklijke DSM NV                              433,370
                                                                                                                      -------------
                                                                                                                          1,007,652
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                      92,518     ABN AMRO Holding NV                           2,769,920
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%         1,008     Randstad Holdings NV                             59,662
                                                                 19,434     Vedior NV                                       380,289
                                                                                                                      -------------
                                                                                                                            439,951
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.7%         5,829     Euronext NV                                     480,025
                                                                 91,375     ING Groep NV CVA                              3,604,842
                                                                                                                      -------------
                                                                                                                          4,084,867
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               100,854     Koninklijke KPN NV                            1,135,056
                    Services - 0.2%
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%            3,146     IHC Caland NV                                   315,042
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.1%              79,223     Koninklijke Ahold NV (a)                        622,210
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                          6,210     Royal Numico NV                           $     274,375
                                                                 29,666     Unilever NV                                   2,057,097
                                                                                                                      -------------
                                                                                                                          2,331,472
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.4%                    68,956     Koninklijke Philips Electronics NV            2,327,351
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            3,363     Getronics NV                                     40,657
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                             72,999     Aegon NV                                      1,348,954
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                                 36,623     Reed Elsevier NV                                524,300
                                                                 12,537     VNU NV                                          407,057
                                                                  8,479     Wolters Kluwer NV                               211,170
                                                                                                                      -------------
                                                                                                                          1,142,527
                    ---------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                       180     OCE NV                                            3,261
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            1,605     Corio NV                                        103,427
                                                                  1,530     Rodamco Europe NV                               153,400
                                                                    337     Wereldhave NV                                    37,846
                                                                                                                      -------------
                                                                                                                            294,673
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               26,107     ASML Holding NV (a)                             532,351
                    Equipment - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%           1     Hagemeyer NV (a)                                      5
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the Netherlands       19,677,617
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Commercial Services & Supplies - 0.0%        22,003     Waste Management NZ Ltd.                        114,175
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                19,421     Fletcher Building Ltd.                          105,644
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                66,278     Telecom Corp. of New Zealand Ltd.               224,420
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%                    20,686     Contact Energy Ltd.                              98,112
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%      42,298     Fisher & Paykel Healthcare Corp.                107,029
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%            879     Sky City Ltd.                                     2,880
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                    28,058     Fisher & Paykel Appliances Holdings Ltd.         72,712
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                              9,946     Tower Ltd. (a)                                   15,866
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                    121     Sky Network Television Ltd.                         473
                    ---------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                      15,088     Warehouse Group Ltd.                             35,688
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                    1     Tenon Ltd. (a)                                        2
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                              214     Kiwi Income Property Trust                          167
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%         60,141     Auckland International Airport Ltd.              74,986
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in New Zealand              852,154
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 0.8%       Airlines - 0.0%                               2,392     SAS AB (a)                                       33,532
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                              8,050     Yara International ASA                          127,873
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                      19,599     DNB NOR ASA                                     263,546
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.0%        23,929     Tomra Systems ASA                               191,422
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%              24,741     Tandberg ASA                                    223,364
                                                                    157     Tandberg Television ASA (a)                       3,289
                                                                                                                      -------------
                                                                                                                            226,653
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                14,795     Telenor ASA                               $     158,932
                    Services - 0.1%                               8,900     Telenor ASA (b)                                 288,538
                                                                                                                      -------------
                                                                                                                            447,470
                    ---------------------------------------------------------------------------------------------------------------
                    Energy Equipment & Services - 0.0%               75     Petroleum Geo-Services ASA (a)                    3,491
                                                                  7,490     Stolt Offshore SA (a)                           117,551
                                                                                                                      -------------
                                                                                                                            121,042
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                          8,255     Orkla ASA                                       408,797
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                             22,238     Storebrand ASA                                  248,205
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  3,318     Schibsted ASA                                    91,256
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.4%            3,194     Frontline Ltd.                                  106,339
                                                                  8,417     Norsk Hydro ASA                               1,164,530
                                                                 46,257     Statoil ASA                                   1,332,131
                                                                                                                      -------------
                                                                                                                          2,603,000
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                3,097     Norske Skogindustrier ASA                        52,381
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Norway                 4,815,177
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%     Commercial Banks - 0.1%                      23,822     Banco BPI SA                                    169,511
                                                                 82,456     Banco Comercial Portugues SA
                                                                            Registered Shares                               262,433
                                                                  6,305     Banco Espirito Santo SA Registered Shares       114,832
                                                                                                                      -------------
                                                                                                                            546,776
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%                14,205     Cimpor Cimentos de Portugal SA                   94,718
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                53,289     Portugal Telecom SGPS SA Registered
                    Services - 0.1%                                         Shares                                          645,525
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                    56,448     Energias de Portugal SA                         221,327
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%               3,803     Jeronimo Martins                                 65,674
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.0%              37,567     Sonae SGPS SA                                    61,374
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  3,926     PT Multimedia Servicos de
                                                                            Telecomunicacoes e Multimedia SGPS SA            47,986
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%                2,546     Sonae Industria SGPS SA (a)                      23,724
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%          7,459     Brisa-Auto Estradas de Portugal SA
                                                                            Private Shares                                   73,296
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Portugal               1,780,400
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%    Aerospace & Defense - 0.0%                   52,213     Singapore Technologies Engineering Ltd.         100,028
                    ---------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%              128,954     Singapore Post Ltd.                              95,631
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                              17,582     Singapore Airlines Ltd.                         152,117
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                      69,605     DBS Group Holdings Ltd.                         701,147
                                                                 84,914     Oversea-Chinese Banking Corp.                   351,589
                                                                 88,572     United Overseas Bank Ltd.                       853,891
                                                                                                                      -------------
                                                                                                                          1,906,627
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%               1,000     Datacraft Asia Ltd.                               1,130
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                5,507     Creative Technology Ltd.                         40,159
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           3,529     Jardine Cycle & Carriage Ltd.                    24,208
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%        76,000     Singapore Exchange Ltd.                         187,869
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               257,771     Singapore Telecommunications Ltd.         $     420,551
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        5,000     Venture Corp. Ltd.                               39,551
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%      77,000     Parkway Holdings Ltd.                           117,060
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.1%         27,535     City Developments Ltd.                          183,777
                                                                  2,631     Overseas Union Enterprise Ltd.                   19,349
                                                                                                                      -------------
                                                                                                                            203,126
                    ---------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%               4,135     Fraser and Neave Ltd.                            50,597
                                                                  1,766     Haw Par Corp. Ltd.                                6,494
                                                                 38,914     Keppel Corp. Ltd.                               331,869
                                                                 22,590     SembCorp Industries Ltd.                         48,861
                                                                                                                      -------------
                                                                                                                            437,821
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                             99,427     SembCorp Marine Ltd.                            175,118
                    ---------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                94,002     Cosco Corp. (Singapore) Ltd.                     71,453
                                                                    200     Neptune Orient Lines Ltd.                           269
                                                                                                                      -------------
                                                                                                                             71,722
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                 81,316     Singapore Press Holdings Ltd.                   226,136
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              194     Singapore Petroleum Co. Ltd.                        623
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                              152     Ascendas Real Estate Investment Trust               204
                                                                117,833     CapitaLand Ltd.                                 352,447
                                                                  1,182     Keppel Land Ltd.                                  3,608
                                                                  6,457     United Overseas Land Ltd.                        11,532
                                                                    100     Wing Tai Holdings Ltd.                              117
                                                                                                                      -------------
                                                                                                                            367,908
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                           96,816     ComfortDelgro Corp. Ltd.                        100,517
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               83,002     Chartered Semiconductor Manufacturing
                    Equipment - 0.0%                                        Ltd. (a)                                          0,532
                                                                  1,120     Chartered Semiconductor Manufacturing
                                                                            Ltd. (a)(b)                                      10,830
                                                                  1,000     STATS ChipPAC Ltd. (a)                              797
                                                                                                                      -------------
                                                                                                                             92,159
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.0%         100     Noble Group Ltd.                                     76
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.0%         33,085     SembCorp Logistics Ltd.                          36,190
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Singapore              4,796,327
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.5%        Airlines - 0.0%                              29,633     Iberia Lineas Aereas de Espana                   81,762
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                         14,308     Zeltia SA                                       113,239
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.4%                     175,717     Banco Bilbao Vizcaya Argentaria SA            3,661,745
                                                                 45,036     Banco Popular Espanol SA                        662,727
                                                                283,602     Banco Santander Central Hispano SA            4,135,591
                                                                                                                      -------------
                                                                                                                          8,460,063
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.2%            15,863     ACS Actividades de Construccion y
                                                                            Servicios, SA                                   615,446
                                                                    453     Acciona SA                                       70,471
                                                                  2,253     Fomento de Construcciones y Contratas SA        166,588

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  3,211     Grupo Ferrovial SA                        $     259,184
                                                                  4,720     Sacyr Vallehermoso SA                           160,505
                                                                                                                      -------------
                                                                                                                          1,272,194
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               224,063     Telefonica SA                                 3,511,407
                    Services - 0.6%                               1,124     Telefonica SA (b)                                52,794
                                                                                                                      -------------
                                                                                                                          3,564,201
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.6%                    51,891     Endesa SA                                     1,672,890
                                                                 44,524     Iberdrola SA                                  1,435,389
                                                                  5,807     Union Fenosa SA                                 220,449
                                                                                                                      -------------
                                                                                                                          3,328,728
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                  11,781     Gamesa Corp. Tecnologica SA                     226,256
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                            135     Azucarera Ebro Agricolas, SA                      2,457
                    ---------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.0%                          7,001     Gas Natural SDG SA                              202,403
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%          7,250     NH Hoteles SA                                   124,673
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           10,935     Indra Sistemas SA                               222,051
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                              7,712     Corporacion Mapfre SA                           156,883
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                                  6,267     Antena 3 de Television SA                       161,464
                                                                    122     Promotora de Informaciones SA                     2,251
                                                                    481     Sogecable SA (a)                                 19,203
                                                                 10,118     Telefonica Publicidad e Informacion, SA         112,648
                                                                                                                      -------------
                                                                                                                            295,566
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                       10,191     Acerinox SA                                     166,615
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.2%           48,150     Repsol YPF SA                                 1,365,825
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.1%                               67     Inmobiliaria Colonial SA                          4,703
                                                                  4,324     Metrovacesa SA                                  366,813
                                                                                                                      -------------
                                                                                                                            371,516
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                       7,170     Inditex SA                                      276,357
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                               18,271     Altadis SA                                      818,098
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.1%          6,604     Abertis Infraestructuras SA                     170,946
                                                                  6,546     Cintra Concesiones de Infraestructuras de
                                                                            Transporte SA                                    84,841
                                                                                                                      -------------
                                                                                                                            255,787
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                        3,276     Sociedad General de Aguas de Barcelona SA
                                                                            Class A                                          85,870
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Spain                 21,390,544
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%       Airlines - 0.0%                               1,680     SAS AB (a)                                       23,293
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                     24,577     Assa Abloy AB B                                 455,673
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                          138     D Carnegie AB                                     2,904
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                     112,951     Nordea Bank AB                                1,394,913
                                                                 29,153     Skandinaviska Enskilda Banken AB Class A        721,933
                                                                 26,712     Svenska Handelsbanken Class A                   742,029
                                                                                                                      -------------
                                                                                                                          2,858,875
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%        23,448     Securitas AB                              $     451,288
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.4%             718,376     Telefonaktiebolaget LM Ericsson               2,728,348
                                                                  1,407     Telefonaktiebolaget LM Ericsson (b)              53,072
                                                                                                                      -------------
                                                                                                                          2,781,420
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.1%            17,205     Skanska AB Class B                              281,463
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.0%         1,010     OMHEX AB                                         19,309
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                17,566     Tele2 AB                                        207,356
                    Services - 0.1%                              49,260     TeliaSonera AB                                  295,167
                                                                                                                      -------------
                                                                                                                            502,523
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.0%                  20     Axfood AB                                           497
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.0%         149     Elekta AB                                         2,457
                                                                  2,320     Getinge AB Class B                               37,507
                                                                                                                      -------------
                                                                                                                             39,964
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%          95     Capio AB (a)                                      1,774
                                                                  3,967     Gambro AB                                        47,337
                                                                  3,781     Gambro AB                                        45,360
                                                                                                                      -------------
                                                                                                                             94,471
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%                    14,068     Electrolux AB Series B                          403,428
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                            4,686     WM-data AB Class B                               15,332
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                              5,567     Alfa Laval AB                                   149,645
                                                                 25,649     Atlas Copco AB Class A                          720,727
                                                                  7,416     Atlas Copco AB Class B                          193,638
                                                                 24,500     SKF AB Class B                                  399,233
                                                                 15,175     Sandvik AB                                      896,633
                                                                  3,246     Scania AB Class B                               140,774
                                                                  6,544     Trelleborg AB Class B                           152,397
                                                                  3,580     Volvo AB Class A                                163,527
                                                                 11,729     Volvo AB Class B                                548,548
                                                                                                                      -------------
                                                                                                                          3,365,122
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  5,401     Eniro AB                                         62,370
                                                                  2,610     Modern Times Group AB Class B (a)               122,568
                                                                                                                      -------------
                                                                                                                            184,938
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                           20     Hoganas AB                                          485
                                                                     67     Ssab Svenskt Stal AB Series A                     3,207
                                                                                                                      -------------
                                                                                                                              3,692
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 0.0%              302     Lundin Petroleum AB (a)                           3,487
                    ---------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.1%                  421     Billerud AB                                       6,752
                                                                    845     Holmen AB Class B                                35,670
                                                                 12,630     Svenska Cellulosa AB Class B                    554,225
                                                                                                                      -------------
                                                                                                                            596,647
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                               47     Castellum AB                              $       1,987
                                                                    118     Fabege AB                                         2,483
                                                                  1,600     Kungsleden AB                                    60,767
                                                                     24     Wihlborgs Syd AB                                    730
                                                                                                                      -------------
                                                                                                                             65,967
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                      26,380     Hennes & Mauritz AB B Shares                    961,279
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.0%                               19,150     Swedish Match AB                                261,682
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Sweden                13,373,254
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.4%  Auto Components - 0.0%                            8     Rieter Holding AG                                 3,183
                    ---------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                            444     Serono SA                                       308,661
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                         53     Geberit AG Registered Shares                     50,492
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.6%                       62,912     Credit Suisse Group                           3,521,454
                                                                 55,463     UBS AG Registered Shares                      6,077,439
                                                                                                                      -------------
                                                                                                                          9,598,893
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                              5,457     Ciba Specialty Chemicals AG Registered
                                                                            Shares                                          325,495
                                                                  8,332     Clariant AG                                     128,788
                                                                    157     Givaudan                                        120,376
                                                                  1,956     Lonza Group AG Registered Shares                133,733
                                                                  6,609     Syngenta AG                                     926,479
                                                                                                                      -------------
                                                                                                                          1,634,871
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.1%         8,251     Adecco SA Registered Shares                     459,950
                                                                    171     SGS SA                                          158,066
                                                                                                                      -------------
                                                                                                                            618,016
                    ---------------------------------------------------------------------------------------------------------------
                    Computers & Peripherals - 0.0%                3,537     Logitech International SA (a)                   141,009
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                10,068     Holcim Ltd.                                     799,677
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication                 1,638     Swisscom AG                                     529,560
                    Services - 0.1%
                    ---------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%                 101,697     ABB Ltd.                                      1,280,113
                    ---------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                        1,878     Kudelski SA                                      53,386
                    Instruments - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 1.0%                         21,630     Nestle SA Registered Shares                   6,405,333
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       2,237     Nobel Biocare Holding AG                        496,835
                                                                  2,142     Phonak Holding AG Registered Shares             121,618
                                                                     93     Straumann Holding AG Registered Shares           21,136
                                                                  1,830     Synthes, Inc.                                   200,245
                                                                                                                      -------------
                                                                                                                            839,834
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.0%              4     Kuoni Reisen Holding AG Registered Shares         2,069
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                             18,767     Swiss Reinsurance Registered Shares           1,308,240
                                                                  7,270     Zurich Financial Services AG                  1,703,667
                                                                                                                      -------------
                                                                                                                          3,011,907
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                                 70     Schindler Holding AG                              3,723
                                                                    213     Sulzer AG                                       144,977
                                                                                                                      -------------
                                                                                                                            148,700
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                                   464     Kuehne & Nagel International AG           $     150,010
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 2.0%                      124,570     Novartis AG Registered Shares                 6,910,759
                                                                 36,447     Roche Holding AG                              5,413,294
                                                                                                                      -------------
                                                                                                                         12,324,053
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.0%                            1,762     PSP Swiss Property AG                            87,503
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor                1,070     Micronas Semiconductor Holding AG
                    Equipment - 0.1%                                        Registered Shares                                34,020
                                                                    652     Unaxis Holding AG                               185,594
                                                                                                                      -------------
                                                                                                                            219,614
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                           5     Valora Holding AG                                 1,055
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.2%      21,735     Compagnie Financiere Richemont AG             1,039,475
                                                                  1,356     The Swatch Group Ltd. B Shares                  227,133
                                                                  1,313     The Swatch Group Ltd. Registered Shares          45,614
                                                                                                                      -------------
                                                                                                                          1,312,222
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in Switzerland           39,520,161
-----------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%                  177,573     BAE Systems Plc                               1,295,945
Kingdom - 21.8%                                                  32,743     Cobham Plc                                      106,773
                                                                  4,988     Meggitt Plc                                      30,109
                                                                 92,822     Rolls-Royce Group Plc                           737,398
                                                              5,380,699     Rolls-Royce Group Plc B Shares                    9,520
                                                                                                                      -------------
                                                                                                                          2,179,745
                    ---------------------------------------------------------------------------------------------------------------
                    Airlines - 0.1%                              46,238     British Airways Plc (a)                         283,313
                    ---------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                       25,404     GKN Plc                                         146,514
                    ---------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.0%                            1,025     TI Automotive Ltd. A (a)                              0
                    ---------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                            154,718     Diageo Plc                                    2,432,732
                                                                 39,069     SABMiller Plc                                   769,832
                                                                 45,134     Scottish & Newcastle Plc                        407,092
                                                                                                                      -------------
                                                                                                                          3,609,656
                    ---------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                     49,407     Pilkington Plc                                  138,832
                    ---------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                       25,407     3i Group Plc                                    414,475
                                                                 50,346     Amvescap Plc                                    468,948
                                                                  2,596     Close Brothers Group Plc                         48,023
                                                                 11,690     ICAP Plc                                         90,739
                                                                 18,092     Man Group Plc                                   773,551
                                                                  3,810     Schroders Plc                                    78,576
                                                                                                                      -------------
                                                                                                                          1,874,312
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                             33,130     BOC Group Plc                                   888,991
                                                                 51,950     Imperial Chemical Industries Plc                311,779
                                                                  7,889     Johnson Matthey Plc                             191,026
                                                                                                                      -------------
                                                                                                                          1,391,796
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 4.0%                     346,615     Barclays Plc                              $   4,049,213
                                                                187,245     HBOS Plc                                      3,121,183
                                                                574,602     HSBC Holdings Plc                             9,617,896
                                                                295,697     Lloyds TSB Group Plc                          2,823,513
                                                                  2,530     Lloyds TSB Group Plc (b)                         97,380
                                                                162,671     Royal Bank of Scotland Group Plc              5,284,861
                                                                                                                      -------------
                                                                                                                         24,994,046
                    ---------------------------------------------------------------------------------------------------------------
                    Commercial Services & Supplies - 0.2%           291     Aggreko Plc                                       1,596
                                                                 41,117     Brambles Industries Plc                         307,208
                                                                 24,022     Capita Group Plc                                191,461
                                                                    213     Davis Service Group Plc                           1,841
                                                                    185     De La Rue Plc                                     1,791
                                                                 27,205     Group 4 Securicor Plc                            89,304
                                                                 62,354     Hays Plc                                        175,483
                                                                  1,386     Intertek Group Plc                               19,774
                                                                118,140     Rentokil Initial Plc                            319,674
                                                                  2,789     Serco Group Plc                                  15,239
                                                                                                                      -------------
                                                                                                                          1,123,371
                    ---------------------------------------------------------------------------------------------------------------
                    Communications Equipment - 0.0%               6,427     Telent Plc                                       56,245
                    ---------------------------------------------------------------------------------------------------------------
                    Construction & Engineering - 0.0%            11,184     Amec Plc                                         78,179
                                                                 23,054     Balfour Beatty Plc                              148,756
                                                                                                                      -------------
                                                                                                                            226,935
                    ---------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%                42,016     Hanson Plc                                      549,505
                    ---------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                       7,158     Cattles Plc                                      45,721
                                                                 13,002     Provident Financial Plc                         159,334
                                                                                                                      -------------
                                                                                                                            205,055
                    ---------------------------------------------------------------------------------------------------------------
                    Containers & Packaging - 0.0%                19,842     Rexam Plc                                       191,874
                    ---------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                           1,712     Inchcape Plc                                     77,416
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Financial Services - 0.2%        20,688     London Stock Exchange Plc                       378,938
                                                                307,253     Old Mutual PLC                                1,072,550
                                                                                                                      -------------
                                                                                                                          1,451,488
                    ---------------------------------------------------------------------------------------------------------------
                    Diversified Telecommunication               431,416     BT Group Plc                                  1,661,249
                    Services - 0.3%                                 900     BT Group Plc (b)                                 34,938
                                                                146,355     Cable & Wireless Plc                            277,341
                                                                                                                      -------------
                                                                                                                          1,973,528
                    ---------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%                    47,363     Scottish & Southern Energy Plc                  929,975
                                                                 89,052     Scottish Power Plc                              898,985
                                                                    993     Scottish Power Plc (b)                           40,008
                                                                                                                      -------------
                                                                                                                          1,868,968
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                       17,502     Electrocomponents Plc                     $      85,002
                    Instruments - 0.0%                            4,550     Premier Farnell Plc                              16,810
                                                                                                                      -------------
                                                                                                                            101,812
                    ---------------------------------------------------------------------------------------------------------------
                    Food & Staples Retailing - 0.5%              37,486     Boots Group Plc                                 467,827
                                                                 91,898     J Sainsbury Plc                                 530,009
                                                                382,538     Tesco Plc                                     2,189,647
                                                                                                                      -------------
                                                                                                                          3,187,483
                    ---------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                        117,623     Cadbury Schweppes Plc                         1,167,008
                                                                 23,231     Tate & Lyle Plc                                 230,086
                                                                121,914     Unilever Plc                                  1,245,531
                                                                                                                      -------------
                                                                                                                          2,642,625
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Equipment & Supplies - 0.1%       3,621     SSL International Plc                            20,208
                                                                 65,289     Smith & Nephew Plc                              578,691
                                                                                                                      -------------
                                                                                                                            598,899
                    ---------------------------------------------------------------------------------------------------------------
                    Health Care Providers & Services - 0.0%       6,912     Alliance Unichem Plc                            107,423
                                                                     35     iSOFT Group Plc                                      89
                                                                                                                      -------------
                                                                                                                            107,512
                    ---------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants & Leisure - 0.6%          8,475     Carnival Plc                                    416,018
                                                                149,277     Compass Group Plc                               591,002
                                                                 13,431     Enterprise Inns Plc                             221,784
                                                                     72     First Choice Holidays Plc                           269
                                                                 25,540     Intercontinental Hotels Group Plc               417,087
                                                                105,947     Ladbrokes Plc                                   714,865
                                                                 27,848     Mitchells & Butlers Plc                         231,133
                                                                  6,522     Punch Taverns Plc                                95,309
                                                                 20,529     Rank Group Plc                                   80,297
                                                                 18,340     Whitbread Plc                                   377,285
                                                                 32,452     William Hill Plc                                337,455
                                                                                                                      -------------
                                                                                                                          3,482,504
                    ---------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.2%                     9,417     Barratt Developments  Plc                       172,979
                                                                    731     Bellway Plc                                      15,659
                                                                  2,698     Berkeley Group Holdings Plc                      55,456
                                                                 17,637     Persimmon Plc                                   406,264
                                                                 35,793     Taylor Woodrow Plc                              250,822
                                                                 33,851     Wimpey George Plc                               328,516
                                                                                                                      -------------
                                                                                                                          1,229,696
                    ---------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%                    35,924     Reckitt Benckiser Plc                         1,262,437
                    ---------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                           43,335     LogicaCMG Plc                                   147,138
                    ---------------------------------------------------------------------------------------------------------------
                    Independent Power Producers &                78,572     International Power Plc                         385,691
                    Energy Traders - 0.1%
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Industrial Conglomerates - 0.1%                 239     Cookson Group Plc                         $       2,143
                                                                 37,639     Smiths Group Plc                                641,767
                                                                 41,254     Tomkins Plc                                     240,610
                                                                                                                      -------------
                                                                                                                            884,520
                    ---------------------------------------------------------------------------------------------------------------
                    Insurance - 0.8%                            116,391     Aviva Plc                                     1,614,074
                                                                 68,004     Friends Provident Plc                           245,938
                                                                382,148     Legal & General Group Plc                       941,251
                                                                 23,047     Old Mutual Plc                                   80,432
                                                                133,672     Prudential Plc                                1,547,666
                                                                     31     Resolution Plc                                      360
                                                                103,936     Royal & Sun Alliance Insurance Group            248,338
                                                                                                                      -------------
                                                                                                                          4,678,059
                    ---------------------------------------------------------------------------------------------------------------
                    Internet & Catalog Retail - 0.2%             50,578     GUS Plc                                         925,550
                    ---------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                              9,477     FKI Plc                                          20,712
                                                                 11,013     IMI Plc                                         108,120
                                                                203,024     Invensys Plc (a)                                 80,995
                                                                                                                      -------------
                                                                                                                            209,827
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.8%                                 76,167     Aegis Group Plc                                 180,667
                                                                 78,911     British Sky Broadcasting Plc                    739,123
                                                                 10,241     Daily Mail & General Trust                      123,278
                                                                 63,380     EMI Group Plc                                   278,137
                                                                  9,335     Emap Plc                                        142,651
                                                                218,968     ITV Plc                                         452,923
                                                                 37,864     Pearson Plc                                     524,101
                                                                 67,416     Reed Elsevier Plc                               645,487
                                                                 87,228     Reuters Group Plc                               599,908
                                                                 10,587     Trinity Mirror Plc                              104,673
                                                                 14,737     United Business Media Plc                       185,452
                                                                 73,136     WPP Group Plc                                   875,952
                                                                 25,088     Yell Group Plc                                  236,946
                                                                                                                      -------------
                                                                                                                          5,089,298
                    ---------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.3%                       73,487     Anglo American Plc                            2,827,207
                                                                117,651     BHP Billiton Plc                              2,145,806
                                                                180,757     Corus Group Plc                                 275,907
                                                                 56,787     Rio Tinto Plc Registered Shares               2,878,159
                                                                                                                      -------------
                                                                                                                          8,127,079
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.5%                      218,066     Centrica Plc                                  1,064,761
                                                                155,514     National Grid Plc                             1,544,296
                                                                 34,770     United Utilities Plc                            415,838
                                                                                                                      -------------
                                                                                                                          3,024,895
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                      93,522     Marks & Spencer Group Plc                 $     902,744
                                                                 17,843     Next Plc                                        510,667
                                                                                                                      -------------
                                                                                                                          1,413,411
                    ---------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable Fuels - 4.1%          195,378     BG Group Plc                                  2,438,328
                                                              1,058,206     BP Plc                                       12,132,696
                                                                  3,849     BP Plc (b)                                      265,350
                                                                198,587     Royal Dutch Shell Plc                         6,193,357
                                                                137,639     Royal Dutch Shell Plc Class B                 4,469,233
                                                                                                                      -------------
                                                                                                                         25,498,964
                    ---------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.9%                       84,719     AstraZeneca Plc                               4,261,519
                                                                294,647     GlaxoSmithKline Plc                           7,691,732
                                                                    800     GlaxoSmithKline Plc (b)                          41,848
                                                                                                                      -------------
                                                                                                                         11,995,099
                    ---------------------------------------------------------------------------------------------------------------
                    Real Estate - 0.4%                           33,397     British Land Co. Plc                            718,894
                                                                     89     Brixton Plc                                         759
                                                                    116     Great Portland Estates Plc                          986
                                                                 11,043     Hammerson Plc                                   237,517
                                                                 27,564     Land Securities Group Plc                       921,796
                                                                  9,592     Liberty International Plc                       195,826
                                                                 17,107     Slough Estates Plc                              197,918
                                                                                                                      -------------
                                                                                                                          2,273,696
                    ---------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                              242     Arriva Plc                                        2,584
                                                                 15,853     Firstgroup Plc                                  116,797
                                                                  1,967     National Express Group Plc                       32,242
                                                                 30,674     Stagecoach Group Plc                             61,186
                                                                                                                      -------------
                                                                                                                            212,809
                    ---------------------------------------------------------------------------------------------------------------
                    Semiconductors & Semiconductor               78,552     ARM Holdings Plc                                181,556
                    Equipment - 0.0%
                    ---------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                              20,933     Misys Plc                                        81,514
                                                                 61,386     Sage Group Plc                                  293,077
                                                                                                                      -------------
                                                                                                                            374,591
                    ---------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.3%                      69,837     DSG International Plc                           223,495
                                                                 72,741     HMV Group Plc                                   215,440
                                                                 50,856     Kesa Electricals Plc                            275,221
                                                                135,163     Kingfisher Plc                                  561,499
                                                                 24,446     MFI Furniture Plc                                45,477
                                                                 76,852     Signet Group Plc                                145,967
                                                                  2,043     Travis Perkins Plc                               59,144
                                                                                                                      -------------
                                                                                                                          1,526,243
                    ---------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel & Luxury Goods - 0.1%      40,965     Burberry Group Plc                              329,343
                    ---------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.6%                               76,661     British American Tobacco Plc                  1,853,629

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                                 Shares
Country             Industry                                       Held     Common Stocks                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 22,262     Gallaher Group Plc                        $     324,361
                                                                 41,602     Imperial Tobacco Group Plc                    1,231,781
                                                                                                                      -------------
                                                                                                                          3,409,771
                    ---------------------------------------------------------------------------------------------------------------
                    Trading Companies & Distributors - 0.2%      19,954     Bunzl Plc                                       236,394
                                                                 30,850     Wolseley Plc                                    756,642
                                                                                                                      -------------
                                                                                                                            993,036
                    ---------------------------------------------------------------------------------------------------------------
                    Transportation Infrastructure - 0.2%         11,055     Associated British Ports Holdings Plc           138,734
                                                                 67,121     BAA Plc                                         965,158
                                                                 11,342     BBA Group Plc                                    55,232
                                                                                                                      -------------
                                                                                                                          1,159,124
                    ---------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                       14,704     Kelda Group Plc                                 201,105
                                                                 12,417     Severn Trent Plc                                240,578
                                                                                                                      -------------
                                                                                                                            441,683
                    ---------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication                3,012,699     Vodafone Group Plc                            6,296,923
                    Services - 1.1%                              12,490     Vodafone Group Plc (b)                          261,041
                                                                                                                      -------------
                                                                                                                          6,557,964
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks in the United Kingdom   134,794,914
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Common Stocks
                                                                            (Cost - $420,064,588) - 91.4%               564,737,114
                    ---------------------------------------------------------------------------------------------------------------

                                                                            Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United                                                          295,477     iShares MSCI EAFE Index Fund                 19,211,915
States - 3.1%
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Exchange-Traded Funds
                                                                            (Cost - $18,345,416) - 3.1%                  19,211,915
                    ---------------------------------------------------------------------------------------------------------------

                                                                            Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                              501     Porsche AG                                      478,967
                                                                  5,082     Volkswagen AG, 4.35%                            278,534
                                                                                                                      -------------
                                                                                                                            757,501
                    ---------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                              2,710     Henkel KGaA, 1.75%                              316,375
                    ---------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                                  5,116     ProSieben SAT.1 Media AG, 2.24%                 133,110
                    ---------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                        1,887     RWE AG, 3.50%                                   147,176
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Preferred Stocks
                                                                            (Cost - $829,307) - 0.2%                      1,354,162
                    ---------------------------------------------------------------------------------------------------------------

                                                                            Rights
-----------------------------------------------------------------------------------------------------------------------------------
France - 0.0%       Construction & Engineering - 0.0%            10,649     Vinci SA (d)                                     22,810
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Rights (Cost - $0) - 0.0%                  22,810
                    ---------------------------------------------------------------------------------------------------------------

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

                                                             Beneficial
                                                               Interest     Short-Term Securities                          Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         USD 21,935,920     Merrill Lynch Liquidity Series, LLC       $  21,935,920
                                                                            Cash Sweep Series I, 4.56% (c)(e)
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Short-Term Securities
                                                                            (Cost - $21,935,920) - 3.5%                  21,935,920
                    ---------------------------------------------------------------------------------------------------------------
                                                                            Total Investments
                                                                            (Cost - $461,175,231*) - 98.2%              607,261,921

                                                                            Other Assets Less Liabilities - 1.8%         10,939,708
                                                                                                                      -------------
                                                                            Net Assets - 100.0%                       $ 618,201,629
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 466,706,885
                                                                  =============
      Gross unrealized appreciation                                 148,255,614
      Gross unrealized depreciation                                  (7,700,578)
                                                                  -------------
      Net unrealized appreciation                                 $ 140,555,036
                                                                  =============

(a)   Non-income producing security.
(b)   Depositary receipts.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                                                           Net               Interest
      Affiliate                                                          Activity             Income
      -----------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I          $ 1,607,045          $ 183,908
      -----------------------------------------------------------------------------------------------

(d)   The rights may be exercised until 4/13/2006.
(e)   Variable rate security.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of March 31, 2006 were as follows:

      ------------------------------------------------------------------------------------------------------------------
                                                                                                            Unrealized
      Number of                                                        Expiration                          Appreciation
      Contracts       Issue                           Exchange            Date          Face Value        (Depreciation)
      ------------------------------------------------------------------------------------------------------------------
        212           DJ Euro Stoxx 50                Eurex            June 2006        $ 9,688,313          $  50,438
         55           FTSE 100 Index Future           LIFFE            June 2006        $ 5,691,999              3,380
         13           Hang Seng Index Future          Hong Kong        April 2006       $ 1,325,271               (870)
         81           OMX Stock Index Future          Stockholm        April 2006       $ 1,074,954              6,314
         32           SPI 200 Index Future            Sydney           June 2006        $ 2,840,720             90,763
         78           TOPIX Index Future              Tokyo            June 2006        $10,798,197            621,839
      ------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                                    $ 771,864
                                                                                                             =========

Master International Index Series
Schedule of Investments as of March 31, 2006                   (in U.S. dollars)

o Forward foreign exchange contracts purchased as of March 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Foreign Currency                                                               Settlement     Appreciation
      Purchased                                                                         Date       (Depreciation)
      -----------------------------------------------------------------------------------------------------------
      AUD      3,082,000                                                              May 2006      $ (51,353)
      CHF      4,266,000                                                              May 2006         (7,452)
      EUR      13,871,000                                                             May 2006        157,016
      GBP      5,484,000                                                              May 2006        (55,494)
      HKD      3,110,000                                                              May 2006            (22)
      JPY      1,365,196,000                                                          May 2006       (104,706)
      NOK      487,000                                                                May 2006          2,192
      SEK      8,936,000                                                              May 2006          2,702
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts  -
      Net (USD Commitment - $45,144,063)                                                            $ (57,117)
                                                                                                    =========

o Forward foreign exchange contracts sold as of March 31, 2006 were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                                                     Unrealized
      Foreign Currency                                                              Settlement      Appreciation
      Sold                                                                             Date        (Depreciation)
      -----------------------------------------------------------------------------------------------------------
      AUD      1,670,000                                                              May 2006      $  33,772
      CHF      1,750,000                                                              May 2006          1,274
      EUR      5,515,000                                                              May 2006        (92,606)
      GBP      3,790,000                                                              May 2006         11,876
      JPY      617,100,000                                                            May 2006         14,464
      NOK      487,000                                                                May 2006         (1,713)
      SEK      3,680,000                                                              May 2006         (7,223)
      -----------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts -
      Net (USD Commitment - $21,572,818)                                                            $ (40,156)
                                                                                                    =========

o     Currency Abbreviations:

      AUD      Australian Dollar
      CHF      Swiss Franc
      EUR      Euro
      GBP      British Pound
      HKD      Hong Kong Dollar
      JPY      Japanese Yen
      NOK      Norwegian Krone
      SEK      Swedish Krona
      USD      U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    --------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 22, 2006


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch International Index Fund of Merrill Lynch Index Funds, Inc. and Master International Index Series of Quantitative Master Series Trust

Date: May 22, 2006